Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity U.S. Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Sustainability Index Fund
Class Name	Fidelity® U.S. Sustainability Index Fund
Trading Symbol	FITLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® U.S. Sustainability Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Sustainability Index Fund	$ 6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 5,501,763,302
Holdings Count | shares	259
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,501,763,302
Number of Holdings	259
Portfolio Turnover	2%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Communication Services 13.1 Financials 9.7 Health Care 8.9 Industrials 7.7 Consumer Discretionary 7.6 Consumer Staples 3.8 Materials 2.0 Real Estate 1.9 Energy 1.8 Utilities 0.8 Common Stocks 89.6 Short-Term Investments and Net Other Assets (Liabilities) 10.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 89.6 Short-Term Investments and Net Other Assets (Liabilities) - 10.4 United States 99.6 Brazil 0.2 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Brazil - 0.2 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.0 Microsoft Corp 7.6 Alphabet Inc Class A 6.1 Alphabet Inc Class C 5.2 Tesla Inc 3.1 Eli Lilly & Co 2.2 Advanced Micro Devices Inc 1.7 Visa Inc Class A 1.6 Johnson & Johnson 1.6 Mastercard Inc Class A 1.3 43.4
Fidelity Total International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Total International Index Fund
Class Name	Fidelity® Total International Index Fund
Trading Symbol	FTIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Total International Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total International Index Fund	$ 3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 23,563,764,015
Holdings Count | shares	5,074
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$23,563,764,015
Number of Holdings	5,074
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Information Technology 17.5 Industrials 15.4 Consumer Discretionary 8.1 Materials 7.5 Health Care 6.6 Energy 4.8 Consumer Staples 4.7 Communication Services 4.1 Utilities 3.1 Real Estate 2.4 Common Stocks 97.1 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 Japan 14.6 Taiwan 7.9 Canada 7.7 United States 7.1 China 6.9 United Kingdom 6.5 Korea (South) 5.9 Germany 4.8 Australia 4.8 Others 33.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.6 Taiwan - 7.9 Canada - 7.7 United States - 7.1 China - 6.9 United Kingdom - 6.5 Korea (South) - 5.9 Germany - 4.8 Australia - 4.8 Others - 33.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.1 Samsung Electronics Co Ltd 1.8 ASML Holding NV 1.4 SK Hynix Inc 1.2 Tencent Holdings Ltd 1.0 HSBC Holdings PLC 0.8 Astrazeneca PLC 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novartis AG 0.6 13.3
Fidelity Series Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Global ex U.S. Index Fund
Class Name	Fidelity® Series Global ex U.S. Index Fund
Trading Symbol	FSGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Global ex U.S. Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Global ex U.S. Index Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 70,851,901,410
Holdings Count | shares	2,077
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$70,851,901,410
Number of Holdings	2,077
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.0 Information Technology 18.1 Industrials 14.7 Consumer Discretionary 7.8 Health Care 6.7 Materials 6.5 Energy 5.2 Consumer Staples 4.9 Communication Services 4.6 Utilities 3.0 Real Estate 1.1 Common Stocks 97.1 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 Japan 13.4 Taiwan 8.1 Canada 8.0 United States 7.7 China 7.5 United Kingdom 6.5 Korea (South) 6.0 Germany 5.2 France 4.9 Others 32.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.4 Taiwan - 8.1 Canada - 8.0 United States - 7.7 China - 7.5 United Kingdom - 6.5 Korea (South) - 6.0 Germany - 5.2 France - 4.9 Others - 32.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 1.9 ASML Holding NV 1.5 SK Hynix Inc 1.3 Tencent Holdings Ltd 1.1 HSBC Holdings PLC 0.9 Astrazeneca PLC 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novartis AG 0.8 14.6
Fidelity SAI U.S. Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Low Volatility Index Fund
Class Name	Fidelity® SAI U.S. Low Volatility Index Fund
Trading Symbol	FSUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Low Volatility Index Fund	$ 5	0.11%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%
Net Assets	$ 20,635,801,507
Holdings Count | shares	189
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$20,635,801,507
Number of Holdings	189
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.5 Health Care 11.7 Financials 10.9 Industrials 10.1 Consumer Discretionary 10.0 Communication Services 8.8 Consumer Staples 6.6 Utilities 4.6 Materials 2.9 Real Estate 2.1 Energy 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.9 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Apple Inc 6.6 Microsoft Corp 6.3 NVIDIA Corp 5.3 Alphabet Inc Class A 4.1 Visa Inc Class A 3.0 Johnson & Johnson 2.9 Cisco Systems Inc 2.8 UnitedHealth Group Inc 2.5 Procter & Gamble Co/The 2.4 Home Depot Inc/The 2.0 37.9
Fidelity SAI International Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Value Index Fund
Class Name	Fidelity® SAI International Value Index Fund
Trading Symbol	FIWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Value Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Value Index Fund	$ 9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
Net Assets	$ 12,844,499,501
Holdings Count | shares	206
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$12,844,499,501
Number of Holdings	206
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.5 Industrials 17.7 Health Care 9.3 Consumer Discretionary 9.2 Materials 8.6 Information Technology 7.7 Energy 5.9 Consumer Staples 5.5 Communication Services 5.4 Real Estate 2.6 Utilities 1.8 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 Japan 23.9 France 15.2 United Kingdom 12.7 Germany 10.0 Australia 5.7 United States 5.6 Sweden 4.8 Singapore 3.1 Denmark 3.0 Others 16.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 23.9 France - 15.2 United Kingdom - 12.7 Germany - 10.0 Australia - 5.7 United States - 5.6 Sweden - 4.8 Singapore - 3.1 Denmark - 3.0 Others - 16.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Novo Nordisk A/S Series B 2.8 TotalEnergies SE 2.7 Mitsubishi Corp 2.4 Rio Tinto PLC 2.3 BNP Paribas SA 2.2 Sanofi SA 2.2 Deutsche Telekom AG 2.2 GSK PLC 2.0 Shell PLC 1.8 Banco Santander SA 1.8 22.4
Fidelity SAI International Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Quality Index Fund
Class Name	Fidelity® SAI International Quality Index Fund
Trading Symbol	FQITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Quality Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Quality Index Fund	$ 8	0.17%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
Net Assets	$ 1,705,955,610
Holdings Count | shares	182
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,705,955,610
Number of Holdings	182
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 18.6 Health Care 17.1 Consumer Discretionary 15.9 Industrials 15.6 Consumer Staples 6.4 Communication Services 2.8 Materials 1.3 Utilities 0.7 Energy 0.3 Real Estate 0.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 24.1 United States 12.2 Switzerland 11.6 Germany 7.9 United Kingdom 7.6 Netherlands 7.1 France 6.5 Australia 4.2 Denmark 3.1 Others 15.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 24.1 United States - 12.2 Switzerland - 11.6 Germany - 7.9 United Kingdom - 7.6 Netherlands - 7.1 France - 6.5 Australia - 4.2 Denmark - 3.1 Others - 15.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.4 ABB Ltd 3.1 Roche Holding AG 3.0 Novartis AG 3.0 Allianz SE 2.9 Advantest Corp 2.8 Tokyo Electron Ltd 2.7 Novo Nordisk A/S Series B 2.7 SAP SE 2.4 LVMH Moet Hennessy Louis Vuitton SE 2.4 29.4
Fidelity SAI International Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Momentum Index Fund
Class Name	Fidelity® SAI International Momentum Index Fund
Trading Symbol	FITMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Momentum Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Momentum Index Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 1,157,665,342
Holdings Count | shares	206
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,157,665,342
Number of Holdings	206
Portfolio Turnover	65%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.3 Industrials 22.5 Information Technology 11.3 Health Care 7.8 Materials 7.7 Consumer Discretionary 6.5 Utilities 5.2 Consumer Staples 4.2 Energy 4.0 Real Estate 2.5 Communication Services 1.7 Common Stocks 98.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 Japan 28.4 United Kingdom 12.6 Spain 8.9 Italy 7.0 Australia 5.8 Netherlands 5.8 Germany 5.2 France 4.8 Switzerland 4.8 Others 16.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 28.4 United Kingdom - 12.6 Spain - 8.9 Italy - 7.0 Australia - 5.8 Netherlands - 5.8 Germany - 5.2 France - 4.8 Switzerland - 4.8 Others - 16.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.3 HSBC Holdings PLC 3.2 ABB Ltd 3.0 Siemens Energy AG 3.0 Advantest Corp 2.9 Rolls-Royce Holdings PLC 2.3 Rio Tinto PLC 2.3 Banco Bilbao Vizcaya Argentaria SA 2.2 UniCredit SpA 2.2 Banco Santander SA 2.0 27.4
Fidelity SAI International Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Low Volatility Index Fund
Class Name	Fidelity® SAI International Low Volatility Index Fund
Trading Symbol	FSKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Low Volatility Index Fund	$ 8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 7,364,721,118
Holdings Count | shares	138
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$7,364,721,118
Number of Holdings	138
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.9 Industrials 15.3 Health Care 13.6 Consumer Staples 10.6 Utilities 8.7 Communication Services 8.4 Consumer Discretionary 5.0 Real Estate 4.3 Materials 4.0 Information Technology 3.7 Energy 2.3 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 Japan 29.4 United Kingdom 15.9 United States 12.7 Switzerland 8.3 Netherlands 5.3 France 4.3 Germany 4.2 Australia 3.8 Hong Kong 3.7 Others 12.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 29.4 United Kingdom - 15.9 United States - 12.7 Switzerland - 8.3 Netherlands - 5.3 France - 4.3 Germany - 4.2 Australia - 3.8 Hong Kong - 3.7 Others - 12.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC 2.3 RELX PLC 2.1 Tokio Marine Holdings Inc 2.0 Astrazeneca PLC 2.0 Novartis AG 2.0 National Grid PLC 1.9 Air Liquide SA 1.9 Zurich Insurance Group AG 1.9 GSK PLC 1.8 Deutsche Boerse AG 1.8 19.7
Fidelity SAI International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI International Index Fund
Class Name	Fidelity® SAI International Index Fund
Trading Symbol	FIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI International Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International Index Fund	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 8,888,647,972
Holdings Count | shares	699
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$8,888,647,972
Number of Holdings	699
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.7 Industrials 19.5 Health Care 10.2 Information Technology 9.4 Consumer Discretionary 8.2 Consumer Staples 6.8 Materials 6.1 Utilities 4.0 Energy 3.9 Communication Services 3.7 Real Estate 1.5 Common Stocks 97.6 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 Japan 22.6 United Kingdom 11.0 United States 10.8 Germany 8.9 France 8.2 Australia 7.4 Netherlands 4.9 Switzerland 4.7 Spain 3.6 Others 17.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.6 United Kingdom - 11.0 United States - 10.8 Germany - 8.9 France - 8.2 Australia - 7.4 Netherlands - 4.9 Switzerland - 4.7 Spain - 3.6 Others - 17.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.6 HSBC Holdings PLC 1.4 Astrazeneca PLC 1.3 Roche Holding AG 1.3 Novartis AG 1.3 Nestle SA 1.2 Shell PLC 1.2 Siemens AG 1.1 Commonwealth Bank of Australia 1.1 Mitsubishi UFJ Financial Group Inc 1.0 13.5
Fidelity SAI Emerging Markets Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Value Index Fund
Class Name	Fidelity® SAI Emerging Markets Value Index Fund
Trading Symbol	FEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Value Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Value Index Fund	$ 11	0.19%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%
Net Assets	$ 11,549,470,774
Holdings Count | shares	219
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$11,549,470,774
Number of Holdings	219
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 34.5 Financials 19.9 Consumer Discretionary 10.1 Industrials 7.6 Communication Services 6.7 Materials 6.3 Energy 4.4 Consumer Staples 3.3 Health Care 2.5 Utilities 2.2 Real Estate 1.0 Common Stocks 96.5 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.5 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 Taiwan 24.2 China 22.6 Korea (South) 19.2 India 9.8 Brazil 4.7 South Africa 3.0 Saudi Arabia 2.5 Mexico 1.8 Malaysia 1.5 Others 10.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.2 China - 22.6 Korea (South) - 19.2 India - 9.8 Brazil - 4.7 South Africa - 3.0 Saudi Arabia - 2.5 Mexico - 1.8 Malaysia - 1.5 Others - 10.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.7 Samsung Electronics Co Ltd 5.0 SK Hynix Inc 4.0 Tencent Holdings Ltd 2.2 China Construction Bank Corp H Shares 1.9 SK Square Co Ltd 1.9 Samsung Electronics Co Ltd non-voting shares 1.8 ASE Technology Holding Co Ltd 1.7 Hon Hai Precision Industry Co Ltd 1.6 Alibaba Group Holding Ltd 1.6 34.4
Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Class Name	Fidelity® SAI Emerging Markets Low Volatility Index Fund
Trading Symbol	FGKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Low Volatility Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Low Volatility Index Fund	$ 11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 3,047,401,968
Holdings Count | shares	173
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,047,401,968
Number of Holdings	173
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.4 Financials 25.4 Communication Services 11.2 Consumer Discretionary 7.2 Consumer Staples 7.0 Utilities 6.3 Energy 4.7 Health Care 3.2 Industrials 2.9 Materials 2.7 Real Estate 0.3 Common Stocks 97.3 Preferred Stocks 2.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Preferred Stocks - 2.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 Taiwan 25.0 China 22.6 India 14.2 Korea (South) 13.0 Saudi Arabia 7.7 Malaysia 4.0 United Arab Emirates 3.9 Kuwait 1.9 Thailand 1.6 Others 6.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 25.0 China - 22.6 India - 14.2 Korea (South) - 13.0 Saudi Arabia - 7.7 Malaysia - 4.0 United Arab Emirates - 3.9 Kuwait - 1.9 Thailand - 1.6 Others - 6.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Accton Technology Corp 2.8 Samsung Electronics Co Ltd non-voting shares 1.9 Samsung Electronics Co Ltd 1.9 China Shenhua Energy Co Ltd H Shares 1.6 Industrial & Commercial Bank of China Ltd H Shares 1.6 Bank of China Ltd H Shares 1.6 Saudi Arabian Oil Co 1.5 China Construction Bank Corp H Shares 1.5 KT&G Corp 1.5 Chunghwa Telecom Co Ltd 1.4 17.3
Fidelity SAI Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Index Fund
Class Name	Fidelity® SAI Emerging Markets Index Fund
Trading Symbol	FERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 5,139,266,691
Holdings Count | shares	1,251
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$5,139,266,691
Number of Holdings	1,251
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.9 Financials 20.0 Consumer Discretionary 9.4 Industrials 7.7 Communication Services 6.6 Materials 6.5 Energy 3.7 Consumer Staples 3.0 Health Care 2.6 Utilities 2.0 Real Estate 1.0 Common Stocks 98.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 Taiwan 25.0 China 22.7 Korea (South) 18.7 India 11.8 Brazil 4.5 South Africa 2.7 Saudi Arabia 2.6 Mexico 2.0 United Arab Emirates 1.2 Others 8.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 25.0 China - 22.7 Korea (South) - 18.7 India - 11.8 Brazil - 4.5 South Africa - 2.7 Saudi Arabia - 2.6 Mexico - 2.0 United Arab Emirates - 1.2 Others - 8.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.5 Samsung Electronics Co Ltd 6.1 SK Hynix Inc 4.1 Tencent Holdings Ltd 3.3 Alibaba Group Holding Ltd 2.5 Delta Electronics Inc 1.2 MediaTek Inc 1.1 China Construction Bank Corp H Shares 1.0 HDFC Bank Ltd 0.9 Reliance Industries Ltd 0.9 35.6
Fidelity International Sustainability Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Sustainability Index Fund
Class Name	Fidelity® International Sustainability Index Fund
Trading Symbol	FNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® International Sustainability Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Sustainability Index Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 788,928,159
Holdings Count | shares	844
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$788,928,159
Number of Holdings	844
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.9 Information Technology 17.9 Industrials 13.6 Consumer Discretionary 8.5 Materials 7.1 Health Care 6.8 Communication Services 6.4 Consumer Staples 4.9 Energy 4.4 Utilities 3.4 Real Estate 1.4 Common Stocks 98.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 14.8 Taiwan 11.5 China 9.0 Canada 7.9 United Kingdom 7.7 France 6.4 United States 5.5 Netherlands 4.2 India 3.2 Others 29.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 14.8 Taiwan - 11.5 China - 9.0 Canada - 7.9 United Kingdom - 7.7 France - 6.4 United States - 5.5 Netherlands - 4.2 India - 3.2 Others - 29.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 9.1 ASML Holding NV 3.0 Tencent Holdings Ltd 2.1 HSBC Holdings PLC 1.8 Astrazeneca PLC 1.6 Alibaba Group Holding Ltd 1.6 Novartis AG 1.5 TotalEnergies SE 1.0 Toronto Dominion Bank 1.0 Schneider Electric SE 0.9 23.6
Fidelity Global ex U.S. Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global ex U.S. Index Fund
Class Name	Fidelity® Global ex U.S. Index Fund
Trading Symbol	FSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global ex U.S. Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global ex U.S. Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 18,828,801,194
Holdings Count | shares	2,071
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$18,828,801,194
Number of Holdings	2,071
Portfolio Turnover	3%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.0 Information Technology 18.5 Industrials 14.6 Consumer Discretionary 8.0 Health Care 6.8 Materials 6.5 Energy 5.1 Consumer Staples 4.9 Communication Services 4.6 Utilities 3.1 Real Estate 1.2 Common Stocks 97.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 Japan 13.5 Taiwan 8.1 Canada 8.0 China 7.7 United States 7.0 United Kingdom 6.5 Korea (South) 6.1 Germany 5.3 France 4.8 Others 33.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 13.5 Taiwan - 8.1 Canada - 8.0 China - 7.7 United States - 7.0 United Kingdom - 6.5 Korea (South) - 6.1 Germany - 5.3 France - 4.8 Others - 33.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.7 Samsung Electronics Co Ltd 1.9 ASML Holding NV 1.5 SK Hynix Inc 1.4 Tencent Holdings Ltd 1.1 HSBC Holdings PLC 0.9 Astrazeneca PLC 0.8 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 Novartis AG 0.8 14.7
Fidelity Flex International Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Index Fund
Class Name	Fidelity Flex® International Index Fund
Trading Symbol	FITFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® International Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,075,639,506
Holdings Count | shares	2,234
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$4,075,639,506
Number of Holdings	2,234
Portfolio Turnover	9%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.9 Information Technology 18.3 Industrials 15.1 Consumer Discretionary 8.1 Materials 7.1 Health Care 6.6 Consumer Staples 4.9 Energy 4.8 Communication Services 4.1 Utilities 3.3 Real Estate 1.4 Common Stocks 98.2 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 Japan 16.0 Taiwan 8.3 Canada 7.8 United States 6.5 United Kingdom 6.5 Korea (South) 6.3 China 6.2 Germany 4.8 Australia 4.8 Others 32.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 16.0 Taiwan - 8.3 Canada - 7.8 United States - 6.5 United Kingdom - 6.5 Korea (South) - 6.3 China - 6.2 Germany - 4.8 Australia - 4.8 Others - 32.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.4 Samsung Electronics Co Ltd 2.0 ASML Holding NV 1.4 SK Hynix Inc 1.3 Tencent Holdings Ltd 1.0 HSBC Holdings PLC 0.9 Alibaba Group Holding Ltd 0.9 Astrazeneca PLC 0.8 Roche Holding AG 0.8 Novartis AG 0.7 14.2
Fidelity Emerging Markets Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Index Fund
Class Name	Fidelity® Emerging Markets Index Fund
Trading Symbol	FPADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Emerging Markets Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Index Fund	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 14,395,636,378
Holdings Count | shares	1,277
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,395,636,378
Number of Holdings	1,277
Portfolio Turnover	5%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.7 Financials 20.1 Consumer Discretionary 9.2 Industrials 7.6 Communication Services 6.6 Materials 6.4 Energy 3.7 Consumer Staples 3.0 Health Care 2.7 Utilities 1.9 Real Estate 0.9 Common Stocks 97.9 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 Taiwan 24.9 China 22.5 Korea (South) 18.6 India 11.7 Brazil 4.5 South Africa 2.7 Saudi Arabia 2.6 Mexico 1.9 United States 1.4 Others 9.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 24.9 China - 22.5 Korea (South) - 18.6 India - 11.7 Brazil - 4.5 South Africa - 2.7 Saudi Arabia - 2.6 Mexico - 1.9 United States - 1.4 Others - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 14.4 Samsung Electronics Co Ltd 6.0 SK Hynix Inc 4.1 Tencent Holdings Ltd 3.3 Alibaba Group Holding Ltd 2.5 Delta Electronics Inc 1.2 MediaTek Inc 1.1 China Construction Bank Corp H Shares 1.0 HDFC Bank Ltd 0.9 Reliance Industries Ltd 0.9 35.4
Fidelity Flex International Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® International Focused Index Fund
Class Name	Fidelity Flex® International Focused Index Fund
Trading Symbol	FXINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® International Focused Index Fund for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® International Focused Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 118,075,151
Holdings Count | shares	1,150
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$118,075,151
Number of Holdings	1,150
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.7 Information Technology 17.4 Industrials 14.7 Consumer Discretionary 7.7 Materials 6.9 Health Care 6.1 Consumer Staples 4.7 Energy 4.6 Communication Services 4.3 Utilities 2.9 Real Estate 1.4 Common Stocks 94.1 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 5.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.1 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 Japan 15.5 United States 10.2 Taiwan 7.9 Canada 7.8 United Kingdom 6.1 China 6.0 Korea (South) 5.9 Germany 4.7 Australia 4.5 Others 31.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.5 United States - 10.2 Taiwan - 7.9 Canada - 7.8 United Kingdom - 6.1 China - 6.0 Korea (South) - 5.9 Germany - 4.7 Australia - 4.5 Others - 31.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 4.1 Samsung Electronics Co Ltd 1.8 ASML Holding NV 1.3 SK Hynix Inc 1.3 Tencent Holdings Ltd 0.9 Roche Holding AG 0.8 Alibaba Group Holding Ltd 0.8 HSBC Holdings PLC 0.7 Astrazeneca PLC 0.7 Novartis AG 0.6 13.0
Fidelity SAI Emerging Markets Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Emerging Markets Momentum Index Fund
Class Name	Fidelity® SAI Emerging Markets Momentum Index Fund
Trading Symbol	FFNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Emerging Markets Momentum Index Fund for the period November 4, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Emerging Markets Momentum Index Fund A	$ 14	0.25%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 563,514,494
Holdings Count | shares	203
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$563,514,494
Number of Holdings	203
Portfolio TurnoverA	30%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.9 Financials 21.3 Industrials 9.7 Consumer Discretionary 7.9 Materials 7.2 Communication Services 4.7 Energy 3.9 Health Care 1.9 Consumer Staples 1.5 Utilities 1.3 Real Estate 1.1 Common Stocks 97.2 Preferred Stocks 2.2 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.2 Preferred Stocks - 2.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 Taiwan 26.7 Korea (South) 21.8 China 19.4 India 7.7 South Africa 4.5 Brazil 4.1 United Arab Emirates 2.0 Greece 1.7 Poland 1.7 Others 10.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 26.7 Korea (South) - 21.8 China - 19.4 India - 7.7 South Africa - 4.5 Brazil - 4.1 United Arab Emirates - 2.0 Greece - 1.7 Poland - 1.7 Others - 10.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 13.7 Samsung Electronics Co Ltd 7.0 SK Hynix Inc 5.2 Delta Electronics Inc 2.4 Tencent Holdings Ltd 2.1 SK Square Co Ltd 2.0 Samsung Electronics Co Ltd non-voting shares 1.8 Elite Material Co Ltd 1.8 Alibaba Group Holding Ltd 1.8 Accton Technology Corp 1.4 39.2